Commitments and Contingencies - Jackpot Commitments (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Jackpot Liabilities
Current liabilities	$ 110,979
Non-current liabilities	226,264
Total jackpot liabilities	337,243
Jackpot Liabilities
Future jackpot payments
2016	110,873
2017	49,309
2018	35,025
2019	31,288
2020	27,715
Thereafter	144,157
Future payments due	398,367
Unamortized discounts	(61,124)
Total liabilities	337,243
Jackpot Liabilities, Previous Winners
Future jackpot payments
2016	50,370
2017	39,564
2018	34,440
2019	30,703
2020	27,130
Thereafter	135,387
Future payments due	317,594
Jackpot Liabilities, Future Winners
Future jackpot payments
2016	60,503
2017	9,745
2018	585
2019	585
2020	585
Thereafter	8,770
Future payments due	$ 80,773